Segment Reporting	24 Months Ended
Oct. 31, 2012
Segment Reporting

15. Segment Reporting

The following is a description of our four reporting segments:

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Our Truck segment manufactures and distributes a full line of Class 4 through 8 trucks, buses, and military vehicles under the International and IC Bus (“IC”) brands. Our Truck segment also produces concrete mixers under the Continental Mixers brand. In an effort to strengthen and maintain our dealer network, this segment occasionally acquires and operates dealer locations for the purpose of transitioning ownership.

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Our Engine segment designs and manufactures diesel engines for use globally, in Class 3 through 8 vehicles, as well as off-road applications. In North America, these engines primarily go into our Class 6 and 7 medium trucks and buses and Class 8 heavy trucks, and are sold to OEMs. In Brazil, our Engine segment produces diesel engines, primarily under the MWM brand, as well as under contract manufacturing arrangements, for sale to OEMs in South America. In all other areas of the world, including North America, engines are sold under the MaxxForce brand name. To control cost and technology, our Engine segment has expanded its operations to include Pure Power Technologies (“PPT”), a components company focused on air, fuel, and after-treatment systems to meet more stringent Euro and EPA emissions standards. Also included in the Engine segment are the operating results of BDP, which manages the sourcing, merchandising, and distribution of certain service parts we sell to Ford in North America.

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Our Parts segment provides customers with proprietary products needed to support the International commercial and military truck, IC Bus, MaxxForce engine lines, as well as our other product lines. Our Parts segment also provides a wide selection of other standard truck, trailer, and engine aftermarket parts. At October 31, 2012, this segment operated eleven regional parts distribution centers that provide 24-hour availability and shipment.

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Our Financial Services segment provides retail, wholesale, and lease financing of products sold by the Truck and Parts segments and their dealers within the U.S. and Mexico, as well as financing for wholesale accounts and selected retail accounts receivable.

Corporate contains those items that are not included in our four segments.

In June 2012, the Company announced changes to its organizational structure. In August 2012, the Company announced that Daniel C. Ustian, its Chairman, President and Chief Executive Officer, who was the Company’s Chief Operating Decision Maker (“CODM”), informed the Board of Directors of his retirement which was effective immediately and his concurrent resignation from the Board of Directors. While there were no changes to the Company’s segment reporting through October 31, 2012, the Company continues to assess the impact, if any, that the change in the CODM and ongoing changes to its organization structure will have on the Company’s segment reporting.

Segment Profit (Loss)

We define segment profit (loss) as Net income (loss) from continuing operations attributable to Navistar International Corporation excluding Income tax benefit (expense). Selected financial information is as follows:

•	The costs of profit sharing and annual incentive compensation are included in corporate expenses.

•	Interest expense and interest income for the manufacturing operations are reported in corporate expenses.

•

Certain sales to our dealers include interest-free periods that vary in length. The Financial Services segment finances these sales and our Truck segment subsidizes and reimburses the Financial Services segment for those finance charges.

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Intersegment purchases and sales between the Truck and Engine segments are recorded at our best estimates of arms-length pricing. During 2010, MaxxForce Big-Bore engine program was treated as a joint program with the Truck and Engine segments sharing in certain costs of the program.

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Beginning in 2011, certain purchases from the Engine segment by the Parts segment, primarily related to PPT, are recorded at market-based pricing. All other intersegment purchases from the Truck and Engine segments by the Parts segment are recorded at standard production cost.

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We allocate “access fees” to the Parts segment from the Truck and Engine segments for certain engineering and product development costs, depreciation expense, and selling, general and administrative expenses incurred by the Truck and Engine segments based on the relative percentage of certain sales, as adjusted for cyclicality.

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The Financial Services segment provides the manufacturing operations, primarily our Truck and Parts segments, financing services that account for a significant share of its financing revenue. Certain retail sales financed by the Financial Services segment, primarily NFC, require the manufacturing operations, primarily the Truck segment, to share a portion of any credit losses.

•

In 2010 and 2011, as a result of higher costs of borrowings, the Financial Services segment charged the manufacturing operations certain fees and interest rates for its funding services. Effective with the third quarter of 2011, with improvements in its cost of borrowings, the Financial Services segment reduced some of these fees and interest rates through an amendment to the Company’s master intercompany agreement. Effective with the fourth quarter of 2011, the Company’s master intercompany agreement was again amended to provide for the Financial Services segment to reimburse the manufacturing operations for fees and financing revenue when the Financial Services segment exceeds a minimum interest coverage ratio. As a result of the amendment, in the fourth quarter of 2011 the Financial Services segment reimbursed the manufacturing operations $11 million of financing fees and revenues. Effective with the first quarter of 2012, the Company’s master intercompany agreement was again amended to eliminate these intercompany fees.

•

Beginning in 2011, we allocate gains and losses on commodities derivatives to the segment to which the underlying commodities relate. Previously, the impacts of commodities derivatives were not material and were recorded in Corporate.

•	Other than the items discussed above, the selected financial information presented below is recognized in accordance with our policies described in Note 1, Summary of Significant Accounting Policies.

In the first quarter of 2013, the Company’s previously issued Consolidated Statements of Operations were restated to reflect the operating results of WCC and certain operating results of Monaco as discontinued operations. For more information, see Note 22, Discontinued Operations. The following tables have been restated to reflect this change.

(in millions)	Truck(A)	Engine	Parts(A)	Financial Services(B)	Corporate and Eliminations	Total
Year Ended October 31, 2012
External sales and revenues, net	$8,781	$1,755	$1,991	$168	$—	$12,695
Intersegment sales and revenues	35	1,639	128	91	(1,893)	—

Total sales and revenues, net	$8,816	$3,394	$2,119	$259	$(1,893)	$12,695

Income (loss) from continuing operations attributable to NIC, net of tax	$(249)	$(562)	$240	$91	$(2,459)	$(2,939)
Income tax expense	—	—	—	—	(1,780)	(1,780)

Segment profit (loss)	$(249)	$(562)	$240	$91	$(679)	$(1,159)

Depreciation and amortization(B)	$140	$118	$10	$33	$22	$323
Interest expense	—	—	—	88	171	259
Equity in income (loss) of non-consolidated affiliates	(28)	(7)	6	—	—	(29)
Capital expenditures(C)(D)	75	148	21	3	62	309
As of October 31, 2012
Segment assets(C)	$2,118	$1,777	$707	$2,563	$1,937	$9,102

Year Ended October 31, 2011
External sales and revenues, net	$9,373	$2,101	$1,967	$200	$—	$13,641
Intersegment sales and revenues	48	1,690	188	91	(2,017)	—

Total sales and revenues, net	$9,421	$3,791	$2,155	$291	$(2,017)	$13,641

Income from continuing operations attributable to NIC, net of tax	$451	$84	$287	$129	$846	$1,797
Income tax benefit	—	—	—	—	1,417	1,417

Segment profit (loss)	$451	$84	$287	$129	$(571)	$380

Depreciation and amortization(B)	$151	$120	$9	$28	$20	$328
Interest expense	—	—	—	109	138	247
Equity in income (loss) of non-consolidated affiliates	(73)	(4)	6	—	—	(71)
Capital expenditures(C)(D)	83	172	19	2	153	429
As of October 31, 2011
Segment assets(C)	$2,771	$1,849	$700	$3,580	$3,391	$12,291

Year Ended October 31, 2010
External sales and revenues, net	$7,927	$2,031	$1,690	$219	$—	$11,867
Intersegment sales and revenues	2	955	195	90	(1,242)	—

Total sales and revenues, net	$7,929	$2,986	$1,885	$309	$(1,242)	$11,867

Income from continuing operations attributable to NIC, net of tax	$472	$51	$266	$95	$(613)	$271
Income tax expense	—	—	—	—	(23)	(23)

Segment profit (loss)	$472	$51	$266	$95	$(590)	$294

Depreciation and amortization(B)	$160	$106	$7	$28	$15	$316
Interest expense	—	—	—	113	140	253
Equity in income (loss) of non-consolidated affiliates	(51)	(2)	3	—	—	(50)
Capital expenditures(C)(D)	82	116	8	2	26	234
As of October 31, 2010
Segment assets(C)	$2,457	$1,715	$811	$3,497	$1,250	$9,730

(A)	See Note 2, Restructurings and Impairments, for further discussion.
(B)	Total sales and revenues in the Financial Services segment include interest revenues of $254 million, $285 million, and $270 million for 2012, 2011, and 2010, respectively.
(C)	Includes amounts related to discontinued operations. For more information, see Note 22, Discontinued Operations.
(D)	Exclusive of purchases of equipment leased to others.

Sales of vehicles and service parts to the U.S. government were 13%, and 15% of consolidated sales and revenues for the years ended October 31, 2011 and 2010, respectively. No single customer accounted for more than 10% of consolidated sales and revenues for the year ended October 31, 2012. Sales of vehicles and service parts to the U.S. government are reported in our Truck and Parts segments.

Information concerning principal geographic areas for the years ended October 31, 2012, 2011, and 2010 is as follows:

(in millions)	2012	2011	2010
Sales and revenues:
United States	$8,822	$9,329	$8,569
Canada	949	1,071	1,006
Mexico	728	1,002	490
Brazil	1,066	1,190	961
Other	1,130	1,049	841

(in millions)	2012	2011
Long-lived assets:(A)
United States	$1,519	$1,340
Canada	28	83
Mexico	94	152
Brazil	445	519
Other	25	29

(A)	Long-lived assets consist of Property and equipment, net, Goodwill, and Intangible assets, net.